Document And Entity Information	Sep. 01, 2026
Document Information [Line Items]
Entity, Registrant Name	THE LGL GROUP, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 01, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-00106
Entity, Tax Identification Number	38-1799862
Entity, Address, Address Line One	2525 Shader Road
Entity, Address, City or Town	Orlando
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32804
City Area Code	202
Local Phone Number	780-5941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LGL
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000061004